Commitments and Contingencies (Details) (USD $)	1 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended		1 Months Ended		6 Months Ended		0 Months Ended	1 Months Ended	12 Months Ended	6 Months Ended	1 Months Ended		6 Months Ended	1 Months Ended			0 Months Ended			12 Months Ended	0 Months Ended
	Oct. 17, 2013	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014 Warrant [Member]	Dec. 31, 2013 Warrant [Member]	Dec. 31, 2012 Warrant [Member]	Jan. 21, 2014 Mr. Kelly [Member]	Aug. 30, 2013 Mr. Kelly [Member]	Jun. 30, 2014 Mr. Kelly [Member]	Sep. 30, 2013 Mr. Kelly [Member]	May 01, 2014 Consulting Agreement [Member]	Oct. 31, 2013 Consulting Agreement [Member]	Dec. 31, 2013 Consulting Agreement [Member]	Jun. 30, 2014 Radnor Research & Trading Company, Llc [Member] Warrant [Member]	May 31, 2014 Radnor Research & Trading Company, Llc [Member] Private Placement [Member]	Jan. 24, 2014 Radnor Research & Trading Company, Llc [Member] Private Placement [Member]	Jun. 30, 2014 Radnor Research & Trading Company, Llc [Member] Private Placement [Member]	Apr. 01, 2012 Executive Employment Agreement with the Chief Executive Officer [Member] Vote	Apr. 01, 2012 Executive Employment Agreement with the Chief Operating Officer [Member] Vote	Aug. 30, 2013 Termination Agreement [Member]	Apr. 11, 2014 Employment Contracts [Member]	Nov. 22, 2013 Employment Contracts [Member]	Jul. 05, 2013 Employment Contracts [Member]	Dec. 31, 2013 Employment Contracts [Member] Vote	May 06, 2014 Employment Agreement [Member]
Commitments and Contingencies (Textual)
Term of employment											1 year	1 year						5 years	5 years		3 years			5 years	5 years
Salary per annum/month								$ 6,000	$ 25,000		$ 8,000	$ 15,000						$ 250,000	$ 250,000		$ 150,000			$ 250,000	$ 350,000
Annual raise in salary, Percentage																		10.00%	10.00%					10.00%
Option granted				12,275,518	7,321,250	1,430,000								2,195,187							1,000,000				3,000,000
Options to acquire restricted stock																		1,500,000	1,500,000				1,500,000	3,000,000
Stock split ratio																		2:1	2:1
Preferred share grant								50				5						50	50					50
Number of preferred share entitled to vote																		50,000,000	50,000,000					10,000,000
Restricted common stock,Shares							2,500,000	2,500,000			200,000													3,600,000
Restricted common stock, Value								500,000
Restricted stock ,Price Per Share								$ 0.20		$ 0.20
Preferred Share Repurchase,Value		(25,000)						25,000
Preferred Share Repurchase,Shares								50
Cancellation of stock options								1,500,000
Due to former officer		799,000
Share-based Compensation,Description								Compensation - $6,000 per month, for 30 consecutive months commencing September 1, 2013,	Compensation - $25,000 per month, for 5 consecutive months commencing October 1, 2013,
Accrued Liabilities									799,000	799,000										158,000
Agreement renewable periods																								1 year
Notice of intention to terminate the agreement																								6 months
Additional period of employment																						2 years
Vested period of Restricted stock																								3 years
Additional shares of preferred stock																								10
Vote of the shareholders																								60,000,000
Ownership shares of Preferred Stock													5											60
Monthly automobile allowance																								750
Option Grant												8.00%
Option Grant exercise price												$ 0.15	$ 0.15
Options Expiration Period												5 years
New stock option exercisable													7,500,000
Exercisable Period													5 years
New option is immediately vested													3,000,000
New option immediately exercisable													4,500,000
Liability insurance not procured													5,000,000
Compensatory Damages	4,000,000						500,000
Lessors a fee for each one month extension		30,000
Annual minimum royalty		850,000
Extension Of Lease		30 days
Total litigation settlement payment over a thirty month period							300,000
Placement agents fee percentage																	10.00%
Private placement expecting amount															15,000,000	10,000,000
Warrant exercise price				$ 0.31	$ 0.26	$ 0.31								$ 0.30							$ 0.39				$ 0.15
Warrants Outstanding, Weighted Average Remaining Contractual Life (in years)				4 years 5 months 16 days	4 years 10 months 13 days									5 years
Placement agents fee																	658,551
Payments for financing costs																	$ 643,500
Percentage of salary increase per annum																									10.00%
Additional restricted common shares											200,000